Organization and Basis of Presentation (Details) - USD ($)	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Aug. 21, 2007
Details
Business acquisition, interest acquired				99.00%
Deficit	$ 9,603,307	$ 9,584,892	$ 9,263,300